PORTFOLIO OF INVESTMENTS – as of September 30, 2022 (Unaudited)

Mirova International Sustainable Equity Fund

Shares	Description	Value (†)

Common Stocks – 96.9% of Net Assets

	Australia – 1.1%
57,652	Stockland	$120,655

	Belgium – 5.0%
9,090	KBC Group NV	431,357
3,832	Umicore S.A.	112,497

		543,854

	Brazil – 1.4%
186	MercadoLibre, Inc.(a)	153,967

	Denmark – 11.4%
6,121	Novo Nordisk A/S, Class B	609,761
4,313	Orsted A/S, 144A	343,749
15,511	Vestas Wind Systems A/S	285,602

		1,239,112

	France – 12.2%
1,532	Air Liquide S.A.	175,106
22,127	Credit Agricole S.A.	179,628
6,589	Dassault Systemes SE	227,485
1,468	EssilorLuxottica S.A.	199,535
682	L’Oreal S.A.	218,064
1,939	Sanofi	147,648
4,305	Worldline S.A., 144A(a)	170,158

		1,317,624

	Germany – 6.3%
3,460	Mercedes-Benz Group AG, (Registered)	174,962
3,778	SAP SE	307,889
2,054	Symrise AG	200,290

		683,141

	Hong Kong – 7.5%
62,812	AIA Group Ltd.	522,967
29,867	Prudential PLC	292,327

		815,294

	Ireland – 3.6%
4,913	Kingspan Group PLC	221,353
5,848	Smurfit Kappa Group PLC	167,248

		388,601

	Japan – 14.6%
2,600	Kao Corp.	105,795
30,300	Kubota Corp.	421,076
13,900	Sekisui House Ltd.	230,216
1,100	Shimano, Inc.	172,111
11,238	Takeda Pharmaceutical Co. Ltd.	291,826
9,000	Terumo Corp.	252,992

Shares	Description	Value (†)

Common Stocks – continued

	Japan – continued
2,700	West Japan Railway Co.	$103,205

		1,577,221

	Netherlands – 7.7%
278	Adyen NV, 144A(a)	346,711
1,174	ASML Holding NV	486,363

		833,074

	Norway – 0.5%
5,356	Telenor ASA	49,019

	Spain – 3.8%
43,797	Iberdrola S.A.	408,371

	Switzerland – 2.6%
660	Geberit AG, (Registered)	283,000

	Taiwan – 4.7%
7,499	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	514,131

	United Kingdom – 14.5%
4,325	Croda International PLC	308,909
13,368	Halma PLC	300,678
4,353	Johnson Matthey PLC	87,883
20,096	Land Securities Group PLC	116,120
163,286	Legal & General Group PLC	389,761
1,316	Spirax-Sarco Engineering PLC	151,278
4,792	Unilever PLC	210,926

		1,565,555

	Total Common Stocks (Identified Cost $15,305,598)	10,492,619

Principal Amount

Short-Term Investments – 1.5%
$159,243	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2022 at 1.100% to be repurchased at $159,257 on 10/03/2022 collateralized by $165,700 U.S. Treasury Note, 3.500% due 9/15/2025 valued at $162,502 including accrued interest(b) (Identified Cost $159,243)	159,243

	Total Investments – 98.4% (Identified Cost $15,464,841)	10,651,862
	Other assets less liabilities – 1.6%	178,066

	Net Assets – 100.0%	$10,829,928

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, the value of Rule 144A holdings amounted to $860,618 or 7.9% of net assets.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$120,655	$—	$120,655
Belgium	—	543,854	—	543,854
Denmark	—	1,239,112	—	1,239,112
France	—	1,317,624	—	1,317,624
Germany	—	683,141	—	683,141
Hong Kong	—	815,294	—	815,294
Ireland	—	388,601	—	388,601
Japan	—	1,577,221	—	1,577,221
Netherlands	—	833,074	—	833,074
Norway	—	49,019	—	49,019
Spain	—	408,371	—	408,371
Switzerland	—	283,000	—	283,000
United Kingdom	—	1,565,555	—	1,565,555
All Other Common Stocks*	668,098	—	—	668,098

Total Common Stocks	668,098	9,824,521	—	10,492,619

Short-Term Investments	—	159,243	—	159,243

Total	$668,098	$9,983,764	$—	$10,651,862

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at September 30, 2022 (Unaudited)

Insurance	11.1%
Pharmaceuticals	9.7
Semiconductors & Semiconductor Equipment	9.2
Chemicals	8.2
Electric Utilities	7.0
Banks	5.7
Machinery	5.3
Software	4.9
Personal Products	4.9
IT Services	4.8
Building Products	4.6
Health Care Equipment & Supplies	4.1
Electronic Equipment, Instruments & Components	2.8
Electrical Equipment	2.6
REITs - Diversified	2.2
Household Durables	2.1
Other Investments, less than 2% each	7.7
Short-Term Investments	1.5

Total Investments	98.4
Other assets less liabilities	1.6

Net Assets	100.0%

Currency Exposure Summary at September 30, 2022 (Unaudited)

Euro	40.5%
British Pound	15.3
Japanese Yen	14.6
Danish Krone	11.4
United States Dollar	7.6
Hong Kong Dollar	4.8
Swiss Franc	2.6
Other, less than 2% each	1.6

Total Investments	98.4
Other assets less liabilities	1.6

Net Assets	100.0%